Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Lease Commitments

We entered into certain operating leases for staff dormitory and plants in Shenzhen, Guangdong, China for the period ranging from three to six years. Our commitments for minimum lease payment under these operating leases obligations as of December 31, 2025 are listed in section “Note 13 — OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES.”

Litigation

From time to time, we are involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, we do not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on our financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and our view of these matters may change in the future. We record a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. We review the need for any such liabilities on a regular basis.